Conversion from IFRS to GAAP	12 Months Ended
Dec. 31, 2025
Conversion From Ifrs To Gaap
Conversion from IFRS to GAAP

4.	Conversion from IFRS to GAAP

The Company has retrospectively converted its Consolidated Financial Statements from International Financial Reporting Standards (“IFRS”) to GAAP.

The significant differences between IFRS and GAAP as they related to these financial statements are as follows:

(a)	Leases

Under IFRS, prior to the adoption of GAAP, the Company, as lessee, applied the single lease model that is similar to the accounting for a finance lease under GAAP. The expense recognition presented a higher portion of the total expense earlier in the term as a combination of straight-line depreciation of the right-of-use asset and the effective interest rate method applied to the lease liability results in a decreasing rate of interest expense recognition throughout the lease term.

Under GAAP, there is dual classification lease accounting model for lessees: finance leases and operating leases. The Company, as lessee, classified all its leases as operating leases and recognizes a single lease expense, including both a right-of-use asset depreciation component and an interest component, on a straight-line basis throughout the term. This resulted in lease expense being reclassified from interest expense into operating expense under GAAP which decreased interest expense by $467,889 for the year ended December 31, 2023. Additionally, due to the change in the expense recognition method, the total resulting decrease in lease related expense from the transition from IFRS to GAAP was $200,177 for the year ended December 31, 2023.

Additionally, under GAAP, the right-of-use asset is reported separately on the consolidated balance sheet from property and equipment. Accordingly, this balance was split out separately as of December 31, 2023.

(b)	Notes Payable

On May 25, 2023, the Company entered into a Loan Agreement with ADSB for a total of $7,000,000 which is zero-interest bearing. The loan was issued in connection with 5,687,500 detached warrants which are immediately exercisable at a price of CAD$0.80 per share (USD $0.60) for a period of 60 months from the date of issuance. Upon full repayment of the loan the Company will transfer 720,000 Class A Units of ADSB to the lender. Under IFRS, the repayment provisions of the loan contained sufficient uncertainty such that neither the warrants nor the ADSB transfer were determined to create a debt discount against the note.

Under GAAP, both the warrants and the ADSB transfer were determined to create a debt discount totaling $3,809,659 that is amortized over the term of the loan. During the year ended December 31, 2023, amortization of the debt discount of $662,549 was recorded.

(c)	Warrants

During 2023, the Company issued warrants to purchase the Company’s common stock for a total of 6,462,898 shares. Under IFRS, these warrants were accounted for by recording stock based compensation of $957,517. Due to the warrants being exercisable in a currency other than the Company’s functional currency, under GAAP, these warrants were accounted for as a derivative liability to be recorded at fair value upon issuance and adjusted to fair value at each reporting date. Accordingly, stock based compensation for the year ended December 31, 2023 was reduced by $957,517 and a derivative liability of $946,649 was established as of December 31, 2023.

(d)	Amortization of Intangible Assets

Under IFRS, the tradename and license intangible assets acquired in connection with the acquisition of The Leaf in January 2023 (see Note 8) were determined to have an indefinite life and were not subject to amortization. Under GAAP, these intangible assets were determined to have a definite life, which was determined to be a useful life of 10 years. Accordingly, intangible amortization for the year ended December 31, 2023 of $339,000 was recorded.

(e)	Income Taxes

Prior to the adoption of GAAP, the Company accounted for income taxes pursuant to International Accounting Standard 12, Income Taxes (“IAS 12”), International Financial Reporting Interpretations Committee 23, Uncertainty over Income Tax Treatments (“IFRIC 23”), and International Accounting Standard 34, Interim Reporting (“IAS 34”). Upon the adoption of GAAP, the Company now accounts for income taxes pursuant to Accounting Standards Codification 740, Income Taxes (“ASC 740”) as noted below:

(i)	Deferred Tax

Deferred tax has been adjusted to remove any backwards tracing components that are permitted under IAS 12 and prohibited under ASC 740. Specifically, backwards tracing is prohibited with regard to adjustments to the beginning of the year balance of a valuation allowance because of a change in judgment about the realizability of related deferred tax assets in future years.

(ii)	Valuation Allowance

The realizability of deferred tax assets was considered under GAAP and the determination to maintain a full valuation allowance in the United States was made. This is a substantially similar result under IFRS. For footnote presentation purposes, all deferred tax assets, liabilities, and valuation allowances are now reported on a gross basis rather than a net basis.

(iii)	Uncertain Tax Positions

The Company recognizes and measures any uncertain tax positions in accordance with ASC 740 rather than IFRIC 23. Accordingly, the Company recognizes and measures uncertain tax positions based on a two-step process outlined in the Income Tax section of the Significant Accounting Policies.

(iv)	Stock Based Compensation

Under IFRS, the measurement of the stock-based compensation deferred tax asset is based on an estimate of the future tax deduction based on the current stock price at each reporting period. When the expected tax benefits from equity awards exceed the recorded cumulative recognized expense multiplied by the tax rate, the tax benefit up to the amount of the tax effect of the cumulative book compensation expense is recorded in the consolidated statement of operations and comprehensive income (loss); the excess is recorded in equity. When the expected tax benefit is less than the tax effect of the cumulative amount of recognized expense, the entire tax benefit is recorded in the consolidated statement of operations and comprehensive income (loss).

Under GAAP, the Company measures the stock-based compensation deferred tax asset based on the amount of compensation cost recognized for financial statement purposes. Changes in stock price do not result in a remeasurement of the related deferred tax asset. Upon settlement of expiration, excess tax benefits and tax deficiencies are recognized within the provisions for income taxes.

(v)	Other Pre-tax Changes

The tax effects resulting from other accounting changes to pre-tax income are included in the tax provision under GAAP.

The reconciliation between IFRS net loss and GAAP net loss for the year ended December 31, 2023 in the Company’s consolidated statements of operations and comprehensive income (loss) is as follows:

	Note	Year Ended December 31, 2023
Net loss and comprehensive loss - IFRS		$(34,206,432)
Operating expenses	(a), (c), (d)	281,088
Interest expenses	(a), (b)	(185,660)
Change in fair value of derivative liability	(c)	(946,649)
Other immaterial changes		88,568
Net loss and comprehensive loss - GAAP		$(34,969,085)

Net losses per share were as follows:

	Years Ended December 31, 2023
	IFRS	GAAP
Net loss per share attributable to ordinary shareholders:
Basic and diluted	$(0.30)	$(0.30)

Conversion adjustments impacting the Company’s consolidated balance sheet as of January 1, 2024 were as follows:

	Note	IFRS	Adjustments	GAAP
Assets:
Accounts receivable, net		$2,441,490	$88,568	$2,530,058
Property and equipment, net	(a)	23,856,852	(1,969,265)	21,887,587
Right of use assets, net	(a)	-	2,447,069	2,447,069
Intangible assets, net	(d)	3,390,000	(339,000)	3,051,000
Total conversion adjustments			$227,372

Liabilities and Stockholders’ Equity:
Accounts payable and other accrued liabilities		$6,924,900	$60,717	$6,985,617
Lease liabilities, short term	(a)	175,858	32,766	208,624
Lease liabilities, net of current portion	(a)	2,104,789	244,861	2,349,650
Notes payable, net of current	(b)	11,210,000	(3,147,110)	8,062,890
Derivative liabilities, long term	(c)	147,667	946,649	1,094,316
Share capital	(b), (c)	91,815,797	2,852,142	94,667,939
Accumulated deficit	(a), (b), (c), (d)	(96,363,268)	(762,653)	(97,125,921)
Total conversion adjustments			$227,372